Income Taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Line Items]
Loss before taxes on income, as reported in the consolidated statements of operations	$ 9,781	$ 12,299	$ 16,847
Statutory tax rate	12.00%	24.00%	25.00%
Theoretical tax benefit	$ 1,174	$ 2,952	$ 4,212
Losses and other items for which a valuation allowance was provided or benefit from loss carry forwards	(1,174)	(2,952)	(4,212)
Tax withheld from upfront payment from Samil	75	0	105
Others	0	0	1
Actual tax expense	$ 75	$ 0	$ 106